N-6	Aug. 18, 2026
Prospectus:
Document Type	N-6
Entity Registrant Name	Ameritas Life Insurance Corp. Separate Account LLVL
Entity Central Index Key	0000933094
Entity Investment Company Type	N-6
Document Period End Date	Aug. 18, 2026
Amendment Flag	false
Vanguard Morningstar Mid Cap Index Portoflio [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard® Morningstar Mid-Cap Index Portfolio	[1]
Portfolio Company Objective [Text Block]	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%

[1]	Vanguard is a trademark of The Vanguard Group, Inc.